UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06115

Exact name of registrant as specified in charter:	Aberdeen Singapore Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2014

		Value
Shares	Description	(US$)
LONG-TERM INVESTMENTS—99.6%(a)
COMMON STOCKS—99.6%
CONSUMER DISCRETIONARY—2.2%
2,035,000	FJ Benjamin Holdings Ltd.	$315,431
60,000	Jardine Cycle & Carriage Ltd.	2,229,591
		2,545,022
ENERGY—0.5%
905,000	KrisEnergy Ltd.(b)	556,105

FINANCIALS—48.2%
2,900,000	Ascendas Hospitality Trust(c)	1,778,357
710,000	Bukit Sembawang Estates Ltd.	3,577,007
440,000	CapitaLand Ltd.	1,212,506
723,000	CDL Hospitality Trusts	1,010,555
796,000	City Developments Ltd.	6,722,883
529,424	DBS Group Holdings Ltd.	7,713,350
3,910,000	Far East Hospitality Trust	2,733,982
851,000	Hong Leong Finance Ltd.(c)	1,903,239
1,187,500	Keppel REIT Management Ltd.	1,207,929
1,387,537	Oversea-Chinese Banking Corp. Ltd.	11,073,799
609,000	Singapore Exchange Ltd.	3,435,613
500,824	United Overseas Bank Ltd.	9,665,222
2,251,000	Wheelock Properties (Singapore) Ltd.	3,413,517
		55,447,959
HEALTH CARE—3.6%
1,725,000	Eu Yan Sang International Ltd.(c)	1,133,868
970,390	Raffles Medical Group Ltd.	3,035,829
		4,169,697
INDUSTRIALS—35.8%
1,154,000	ComfortDelGro Corp. Ltd.	2,385,011
138,400	Jardine Matheson Holdings Ltd.	8,260,971
69,500	Jardine Strategic Holdings Ltd.	2,484,017
1,116,500	Keppel Corp. Ltd.	9,786,107
910,000	SATS Ltd.	2,188,281
1,415,000	SembCorp Marine Ltd.	4,683,084
417,000	Singapore Airlines Ltd.	3,440,068
880,000	Singapore Post Ltd.(c)	1,241,523
1,566,000	Singapore Technologies Engineering Ltd.	4,755,870
490,000	United Engineers Ltd.	940,172
1,950,000	Yoma Strategic Holdings Ltd.	1,075,382
		41,240,486
INFORMATION TECHNOLOGY—3.1%
541,000	Venture Corp. Ltd.	3,512,312

MATERIALS—1.7%
809,990	Straits Trading Co. Ltd.(c)	1,915,407

TELECOMMUNICATION SERVICES—4.5%
1,605,000	Singapore Telecommunications Ltd.	5,220,266
	Total Long-Term Investments—99.6% (cost $88,038,438)	114,607,254

See Notes to Portfolio of Investments.

Aberdeen Singapore Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2014

Par		Value
Amount	Description	(US$)
SHORT-TERM INVESTMENT—0.3%(c)
$344,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 07/31/2014, due 08/01/2014 repurchase price $344,000, collateralized by U.S. Treasury Bond, maturing 02/15/2040; total market value of $356,125	$344,000
	Total Short-Term Investment—0.3% (cost $344,000)	344,000
	Total Investments—99.9% (cost $88,382,438) (d)	114,951,254
	Other Assets in Excess of Liabilities—0.1%	141,201
	Net Assets—100.0%	$115,092,455

(a)                   Unless otherwise noted, all securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                   Non-income producing security.

(c)                    Security is not fair valued.

(d)                   See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Aberdeen Singapore Fund, Inc.

Notes to Portfolio of Investments (Unaudited)

July 31, 2014

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Aberdeen Singapore Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (concluded)

July 31, 2014

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments
Financials	$3,681,596	$51,766,363	$—	$55,447,959
Health Care	1,133,868	3,035,829	—	4,169,697
Industrials	1,241,523	39,998,963	—	41,240,486
Other	1,915,407	11,833,705	—	13,749,112
Short-Term Investment	—	344,000	—	344,000
Total Investments	$7,972,394	$106,978,860	$—	$114,951,254

The Fund held no Level 3 securities at July 31, 2014.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2014, the amount of $315,431 transferred from Level 1 to Level 2 because there was a valuation factor applied at July 31, 2014. During the period ended July 31, 2014, the amount of $3,019,880 transferred from Level 2 to Level 1 because there was not a valuation factor applied at July 31, 2014.

There were no transfers between Level 2 and Level 3. For the period ended July 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the statements of investments. The Fund held a repurchase agreement of $344,000 as of July 31, 2014. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2014.

(c) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$88,382,438	$29,881,692	$(3,312,876)	$26,568,816

Aberdeen Singapore Fund, Inc.

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Singapore Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: September 25, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Singapore Fund, Inc.

Date: September 25, 2014